Exhibit 99.26

JPM Loan ID	Loan Number	Finding #	Last Name	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
300865357	XXXXX	1 of 5	XXXXX	Compliance	Disclosures Federal	21714950	The following disclosures provided in the loan file were not disclosed within 3 business days of the application date: Service Provider List, Homeownership Counseling Organization's List	Resolved	Rebuttal 1 (05/21/2018 5:23PM) Seller Provided additional Documents for review.	Response 1 (05/21/2018 5:25PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	2
300865357	XXXXX	2 of 5	XXXXX	Compliance	TRID - Initial LE Delivery Date (from application)	21714942	There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on 04/06/2018 was disclosed within 3 business days of the application date.	Resolved	Rebuttal 1 (05/21/2018 11:35AM) Seller Provided additional Documents for review.	Response 1 (05/21/2018 5:24PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	2
300865357	XXXXX	3 of 5	XXXXX	Compliance	TRID CD - Section B incorrect payee	21714964	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 05/08/2018. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee of the Tax Service Fee is incorrect. The Payee is XXXXXX. Rebuttal response is not required.	Resolved				2	2	3	2
300865357	XXXXX	4 of 5	XXXXX	Credit	VVOE required	21707950	The loan file did not contain VVOEs for the borrower's employment, the borrower's self-employment, or either of the co-borrower's employers as required.	Resolved	Rebuttal 1 (05/22/2018 10:23AM) VVOE has been provided from the Seller for review. Rebuttal 2 (05/23/2018 2:51PM) Additional VVOE has been provided for review. Rebuttal 3 (05/24/2018 4:18PM) Seller rebuttal: The VOE within 30 days of the Note for Borrower 2 for the XXXXX was included in the package on pages 97-98. However, we did not use borrower 2 income from XXXXX so a VVOE within 10 days of Note should not be required. We should only need her VVOE for the job at XXX. Rebuttal 4 (06/05/2018 8:39AM) Additional Documents have been provided for review.	Response 1 (05/23/2018 9:25AM) VVOE for Borrower's 1065 self-employment and VVOE for Co-Borrower's employment with XXXXXX is still missing. (Upheld) Response 2 (05/24/2018 11:45AM) Third Party Confirmation of Borrower's 1065 self-employment within 30 calendar days of note and VVOE within 10 business days of note for Co-Borrower's employment with XXXXXX is still missing. (Upheld) Response 3 (06/05/2018 1:18PM) Documentation received is sufficient. (Resolved)		2	1	3	2
300865357	XXXXX	5 of 5	XXXXX	Valuation	Value is supported within 5% of original value and all applicable appraisal guidelines were found to be acceptable	21707252	The appraised value was supported within 5% and all applicable appraisal guidelines were satisfied. An SVR provided in the Loan file added support to the Original Value and was noted that All four are within .40 mile radius. All sales are within eight months of appraisal date. Unadjusted sales and list prices range from XXX to XXX.					1	1	3	2
300865354	XXXXX	1 of 3	XXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21752365	The loan is in compliance with all applicable laws and regulations.					1	1	4	1
300865354	XXXXX	2 of 3	XXXXX	Credit	Miscellaneous	21751273	The loan file did not contain an Loan Submission Form as required.	Resolved	Rebuttal 1 (06/07/2018 10:46AM) Submission Form was provided by the Seller.	Response 1 (06/09/2018 3:48PM) Documentation received is sufficient. (Resolved)		4	1	4	1
300865354	XXXXX	3 of 3	XXXXX	Valuation	Value is supported within 5% of original value and all applicable appraisal guidelines were found to be acceptable	21751082	The appraised value was supported within 5% and all applicable appraisal guidelines were satisfied. All three comps are within 4.53 mile radius. All sales are within nine months of appraisal date. Unadjusted sales and/or list prices range from XXX to XXX. Sales differ from the subject and varied in attributes, however, after all factors were considered they appeared reasonable despite the wide range. After the appraisal and additional market data were reviewed, the subject’s appraised value appears reasonable for a home in this area with its attributes.					1	1	4	1
300865352	XXXXX	1 of 3	XXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21767701	The loan is in compliance with all applicable laws and regulations					1	1	4	1
300865352	XXXXX	2 of 3	XXXXX	Credit	Miscellaneous	21767050	The loan file contained a copy of the Loan Submission Form as required; however, the form was blank; therefore did not meet the lender requirement.	Resolved	Rebuttal 1 (06/22/2018 3:47PM) Seller provided the completed Submission form for review.	Response 1 (06/25/2018 12:36PM) Documentation received is sufficient. (Resolved)		4	1	4	1
300865352	XXXXX	3 of 3	XXXXX	Valuation	Value is supported within 5% of original value and all applicable appraisal guidelines were found to be acceptable	21767286	The appraised value was supported within 5% and all applicable appraisal guidelines were satisfied. The client supplied appraisal has a value of XXX as of XXX. All four comps (3 sold and 1 listing) are within 2.94 mile radius. All sales are within twelve months of appraisal date. Unadjusted sales and/or list prices range from XXX to XXX. Sales differ from the subject and varied in attributes, however, after all factors were considered they appeared reasonable. After the appraisal and additional market data were reviewed, the subject’s appraised value appears supported.					1	1	4	1